PROPERTY, PLANT AND EQUIPMENT - Summary of Right-of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 874	$ 1,296
Depreciation/impairment expense	(259)	(330)
Assets subject to operating leases	13,232	15,724
Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	4,976	5,841
Land
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	51	71
Depreciation/impairment expense	(6)	(7)
Land | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	623	685
Depreciation/impairment expense	(137)	(170)
Buildings | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	15	21
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	174	503
Depreciation/impairment expense	(107)	(138)
Machinery and equipment | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	2,587	2,839
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	0
Depreciation/impairment expense	0	0
Vessels | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	2,374	2,981
Other
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	26	37
Depreciation/impairment expense	(9)	(15)
Other | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	$ 0	$ 0